INCOME TAXES (Details) (CAD) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended		9 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2012
Earnings (loss) from continuing operations	(23.6)	(71.9)	(130.3)
Earnings (loss) from discontinued operations	(12.9)	0	3.1
Earnings (loss) before income taxes	(36.5)	(71.9)	(127.2)
Predecessor [Member]
Earnings (loss) from continuing operations				652.8
Earnings (loss) from discontinued operations				(3.6)
Earnings (loss) before income taxes				649.2
Canada [Member]
Earnings (loss) from continuing operations	(31.6)	(61.7)	(108.9)
Canada [Member] | Predecessor [Member]
Earnings (loss) from continuing operations				651.2
United States [Member]
Earnings (loss) from continuing operations	8.0	(10.2)	(21.4)
United States [Member] | Predecessor [Member]
Earnings (loss) from continuing operations				1.6
Other Country [Member]
Earnings (loss) from continuing operations	0	0	0
Other Country [Member] | Predecessor [Member]
Earnings (loss) from continuing operations				0